Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information
Supplemental balance sheet information for leases was as follows (in thousands):

As of December 31, 2019
Lease assets:
Finance lease right-of-use assets, net:
Property and equipment, gross	$376,159
Accumulated depreciation	(57,955)
Property and equipment, net	318,204
Operating lease right-of-use assets	687,555
Total lease assets	$1,005,759
Lease liabilities:
Finance lease liabilities:
Current portion of debt	$33,561
Long-term debt	196,697
Total finance lease liabilities	230,258
Operating lease liabilities:
Current portion of operating lease liabilities	96,976
Long-term operating lease liabilities	601,641
Total operating lease liabilities	698,617
Total lease liabilities	$928,875

Schedule of Lease Expense and Cash Flow Information
The components of lease expense were as follows (in thousands):

	Consolidated Statement of Comprehensive Income (Loss) Classification	Twelve Months Ended December 31, 2019
Lease costs:
Operating lease costs	Commission, transportation and other	$76,226
Operating lease costs	Other operating expenses	27,868
Operating lease costs	Marketing, selling and administrative expenses	18,837
Finance lease costs:
Amortization of right-of-use-assets	Depreciation and amortization expenses	22,044
Interest on lease liabilities	Interest expense, net of interest capitalized	8,355
Total lease costs		$153,330
Weighted average of the remaining lease terms and weighted average discount rates are as follows:

As of December 31, 2019
Weighted average of the remaining lease term
Operating leases	10.3
Finance leases	30.22
Weighted average discount rate
Operating leases	4.65%
Finance leases	4.47%

Supplemental cash flow information related to leases is as follows (in thousands):

Twelve Months Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$125,307
Operating cash flows from finance leases	$8,355
Financing cash flows from finance leases	$32,090

Schedule of Maturities, Financing Leases
As of December 31, 2019, maturities related to lease liabilities were as follows (in thousands):

Years	Operating Leases	Finance Leases
2020	$126,235	$43,793
2021	113,033	46,726
2022	104,907	23,801
2023	101,547	12,539
2024	75,510	12,528
Thereafter	417,122	405,756
Total lease payments	938,354	545,143
Less: Interest	(239,737)	(314,885)
Present value of lease liabilities	$698,617	$230,258

Schedule of Maturities, Operating Leases
As of December 31, 2019, maturities related to lease liabilities were as follows (in thousands):

Years	Operating Leases	Finance Leases
2020	$126,235	$43,793
2021	113,033	46,726
2022	104,907	23,801
2023	101,547	12,539
2024	75,510	12,528
Thereafter	417,122	405,756
Total lease payments	938,354	545,143
Less: Interest	(239,737)	(314,885)
Present value of lease liabilities	$698,617	$230,258
Under ASC 840, Leases, future minimum lease payments under noncancelable operating leases, primarily for offices, warehouses and motor vehicles, as of December 31, 2018 were as follows (in thousands):

Years
2019	$67,682
2020	64,237
2021	56,142
2022	52,759
2023	52,522
Thereafter	383,974
$677,316